UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 11/07/05


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $168,699


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     6064   105570 SH       DEFINED                103575        0     1995
American Intl Group Inc        COM              026874107     6872   110910 SH       DEFINED                108309        0     2601
Amgen Inc                      COM              031162100     3122    39185 SH       DEFINED                 37520        0     1665
Authentidate Holding Corp      COM              052666104       25    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     5970   138712 SH       DEFINED                134942        0     3770
Avery Dennison Corp            COM              053611109     4707    89837 SH       DEFINED                 86547        0     3290
BP P.L.C. Spons ADR            COM              055622104     1732    24453 SH       DEFINED                 23453        0     1000
Bristol-Myers Squibb Co        COM              110122108      274    11391 SH       SOLE                    11391        0        0
Capital One Finl Corp          COM              14040H105     2962    37245 SH       DEFINED                 36260        0      985
Carnival Corp                  COM              143658300     5917   118396 SH       DEFINED                115836        0     2560
Chevron Corp New               COM              166764100      637     9845 SH       DEFINED                  7699        0     2146
Citigroup Inc                  COM              172967101      224     4921 SH       SOLE                     4921        0        0
Devon Energy Corp              COM              25179M103     6388    93072 SH       DEFINED                 90016        0     3056
Disney Walt Co.                COM              254687106      202     8353 SH       SOLE                     8353        0        0
EMC Corporation                COM              268648102     2846   219943 SH       DEFINED                210208        0     9735
Electronic Arts                COM              285512109     2746    48260 SH       DEFINED                 47385        0      875
Exxon Mobil Corp               COM              30231G102     2650    41712 SH       DEFINED                 38512        0     3200
Fannie Mae                     COM              313586109     3303    73695 SH       DEFINED                 72025        0     1670
First Data Corp                COM              319963104      411    10276 SH       DEFINED                 10057        0      219
Gannett Company Inc            COM              364730101      719    10450 SH       SOLE                    10450        0        0
General Electric Co            COM              369604103     8452   251035 SH       DEFINED                248860        0     2175
Gillette Company               COM              375766102     1362    23400 SH       DEFINED                 22300        0     1100
Hewlett-Packard Co             COM              428236103     6042   206931 SH       DEFINED                200836        0     6095
Intl Business Machines         COM              459200101     4630    57720 SH       DEFINED                 55370        0     2350
JPMorgan Chase & Co            COM              46625H100     4380   129081 SH       DEFINED                125396        0     3685
Johnson & Johnson              COM              478160104     5528    87350 SH       DEFINED                 85575        0     1775
Kinder Morgan Energy Partners  COM              494550106      211     4000 SH       DEFINED                     0        0     4000
Marsh & McLennan Cos Inc       COM              571748102      346    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      252     4000 SH       SOLE                     4000        0        0
Medtronic Inc                  COM              585055106     2402    44799 SH       DEFINED                 43874        0      925
Microsoft Corp                 COM              594918104     4113   159840 SH       DEFINED                155910        0     3930
Motorola Inc                   COM              620076109     4310   195665 SH       DEFINED                190115        0     5550
Nordstrom Inc                  COM              655664100     9921   289070 SH       DEFINED                282060        0     7010
Omnicom Group                  COM              681919106     6272    74992 SH       DEFINED                 72907        0     2085
Pall Corp                      COM              696429307     4941   179672 SH       DEFINED                175457        0     4215
Pepsico Inc                    COM              713448108     6513   114848 SH       DEFINED                112173        0     2675
Pfizer Inc                     COM              717081103     3144   125914 SH       DEFINED                121679        0     4235
Pitney-Bowes, Inc              COM              724479100      826    19800 SH       SOLE                    19800        0        0
Procter & Gamble Company       COM              742718109     4819    81040 SH       DEFINED                 79130        0     1910
Qualcomm Inc.                  COM              747525103      727    16235 SH       SOLE                    16235        0        0
Raytheon Co New                COM              755111507      218     5725 SH       SOLE                     5725        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      700    10666 SH       SOLE                    10666        0        0
Sara Lee Corp                  COM              803111103      385    20300 SH       SOLE                    20300        0        0
Schlumberger Limited           COM              806857108     6362    75397 SH       DEFINED                 73482        0     1915
Swift Energy Co                COM              870738101     4321    94459 SH       DEFINED                 90784        0     3675
Teva Pharmaceutical Inds ADR   COM              881624209     2801    83815 SH       DEFINED                 81855        0     1960
Time Warner Inc                COM              887317105      566    31270 SH       SOLE                    31270        0        0
Vodafone Group Sponsored ADR   COM              92857W100     3406   131151 SH       DEFINED                128571        0     2580
Wal Mart Stores Inc            COM              931142103     4744   108256 SH       DEFINED                107131        0     1125
Walgreen Co.                   COM              931422109     7270   167308 SH       DEFINED                165178        0     2130
Wyeth Corp                     COM              983024100      689    14901 SH       SOLE                    14901        0        0
Zimmer Holdings Inc            COM              98956P102      275     3995 SH       SOLE                     3995        0        0